Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Distribution Information

1. Distribution Summary

2. Factor Summary

3. Interest Summary

4. Collections and Distributions

5. Collateral Summary

6. Charge-Off and Delinquency Rates

7. Credit Instruments

8. Performance Tests

Deal Information

Deal:	Ally Auto Receivables Trust 2010-1

Asset Type:	Consumer Retail

Closing Date:	3/25/2010

Bloomberg Ticker:	ALLYA 2010-1

Collection Period, Begin:	2/1/2010
Collection Period, End:	3/31/2010
Determination Date:	4/12/2010
Distribution Date:	4/15/2010

ABS Investor Relations - GMAC as Servicer:
Telephone:	(866) 710-4623
E-Mail:	gmac.securitization@gmacfs.com

The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any other jurisdiction. Such Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

1. Distribution Summary
Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005HAD5	250,000,000.00	250,000,000.00	0.32312	64,778,795.50	47,121.67	64,825,917.17	0.00	0.00	185,221,204.50
A-2	02005HAA1	204,000,000.00	204,000,000.00	0.75	0.00	85,000.00	85,000.00	0.00	0.00	204,000,000.00
A-3	02005HAB9	364,000,000.00	364,000,000.00	1.45	0.00	293,222.22	293,222.22	0.00	0.00	364,000,000.00
A-4	02005HAC7	90,900,000.00	90,900,000.00	2.30	0.00	116,150.00	116,150.00	0.00	0.00	90,900,000.00
B	02005HAE3	29,100,000.00	29,100,000.00	3.29	0.00	53,188.33	53,188.33	0.00	0.00	29,100,000.00
C	02005HAF0	25,600,000.00	25,600,000.00	3.61	0.00	51,342.22	51,342.22	0.00	0.00	25,600,000.00
Deal Totals		963,600,000.00	963,600,000.00		64,778,795.50	646,024.44	65,424,819.94	0.00	0.00	898,821,204.50

2. Factor Summary
(Amount per $1,000 of Original Principal)
Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	1,000.00000000	259.11518200	0.18848668	259.30366868	0.00000000	740.88481800
A-2	1,000.00000000	0.00000000	0.41666667	0.41666667	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.80555555	0.80555555	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.27777778	1.27777778	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.82777766	1.82777766	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00555547	2.00555547	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	932.77418483

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary
Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	250,000,000.00	0.32312	47,121.67	47,121.67	0.00	0.00
A-2	30/360	204,000,000.00	0.75	85,000.00	85,000.00	0.00	0.00
A-3	30/360	364,000,000.00	1.45	293,222.22	293,222.22	0.00	0.00
A-4	30/360	90,900,000.00	2.30	116,150.00	116,150.00	0.00	0.00
Class A Totals		908,900,000.00		541,493.89	541,493.89	0.00	0.00

B	30/360	29,100,000.00	3.29	53,188.33	53,188.33	0.00	0.00
C	30/360	25,600,000.00	3.61	51,342.22	51,342.22	0.00	0.00
Deal Totals		963,600,000.00		646,024.44	646,024.44	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

4. Collections and Distributions
Collections
Receipts During the Period	66,777,714.97
Administrative Purchase Payments	0.00
Warranty Payments	348,803.89
Liquidation Proceeds (Recoveries)	133,256.72
Other Fees or Expenses Paid	0.00
Total Collections	67,259,775.58

Beginning Reserve Account Balance	10,224,250.18
Total Available Amount	77,484,025.76

Distributions
Total Available Amount	77,484,025.76
Basic Servicing Fee	1,834,955.64
Aggregate Class A Interest Distributable Amount	541,493.89
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	53,188.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	51,342.22
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	10,224,250.18
Noteholders’ Regular Principal Distributable Amount	64,778,795.50
Excess Total Available Amount to the Certificateholders	0.00

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

5. Collateral Summary
A. Balances
		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	53,681	53,681	52,552
Deal Totals	Aggregate Receivables Principal Balance	1,022,425,018.31	1,022,425,018.31	966,343,214.34
	Aggregate Amount Financed	1,100,973,383.09	1,100,973,383.09	1,038,923,347.54

There have been no receivables with respect to which material breaches of pool asset representations or warranties on transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Life	Beginning Weighted Average Life	Ending Weighted Average Life
Deal Totals	3.02000000	3.02000000	2.99563021	65.66	65.66	65.70	55.67	55.67	54.04

C. Pool Composition – Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.61%	1.03%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates
A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,055,771,951.91	50,095.24	0.0569%	52,552	11	0.0209%
Preceding	1,086,796,969.68	0.00	0.0000%	53,186	0	0.0000%
Next Preceding	N/A	N/A	N/A	N/A	N/A	N/A
Three Month Average			N/A			N/A

Statement to Securityholder

Ally Auto Receivables Trust 2010-1
B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,100,973,383.09	50,095.24	0.0046%	31 - 60 days	119	2,529,592.75
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-1 related to delinquencies, charge offs and uncollectible accounts.				61 - 90 days	11	200,129.78
There have been no material changes in determining delinquencies, charge-offs and uncollectible amounts.				> 90 days	0	0.00

7. Credit Instruments
A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	10,224,250.18	10,224,250.18	0.00	0.00	0.00	10,224,250.18	10,224,250.18

8. Performance Tests
Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	NO
Initial Overcollateralization	58,825,018.31
Current Overcollateralization	67,522,009.84
Overcollateralization Target	69,013,688.74

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2010-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-1 will perform in the future.